Employee Benefits - Assumptions Used in Determining Benefit Obligation (Details) - United Kingdom - ICON Development Solutions Limited pension plan	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	4.90%
Rate of compensation increase	3.00%	3.60%